Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Intangible Assets Tables
Patents amortized over their remaining lives

			December 31,
			2013
		Accumulated	Net Carrying
	Cost	Amortization	Value
	$	$	$

Patents	1,314,559	312,516	1,002,043

	1,314,559	312,516	1,002,043

			September 30,
			2014
		Accumulated	Net Carrying
	Cost	Amortization	Value
	$	$	$

Patents	1,219,969	357,216	862,753

	1,219,969	357,216	862,753

The Company’s intangible assets consist of intellectual property, principally patents. The patents are being amortized over their remaining lives, which are 10 years and 17 years.

	Cost	Accumulated Amortization	December 31, 2012 Net Carrying Value
	$	$	$

Patents	1,666,346	236,108	1,430,238

	1,666,346	236,108	1,430,238

	Cost	Accumulated Amortization	December 31, 2013 Net Carrying Value
	$	$	$

Patents	1,314,559	312,516	1,002,043

	1,314,559	312,516	1,002,043

Annual estimated amortization schedule	The annual estimated amortization schedule over the next five years is as follows:
2014 - remaining	$22,721
2015	$90,882
2016	$90,882
2017	$90,882
2018	$90,882
The annual estimated amortization schedule over the next five years is as follows:
2014	$98,158
2015	$98,158
2016	$98,158
2017	$98,158
2018	$98,158